Document and Entity Information	Jun. 29, 2020
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001707092
Document Type	8-K/A
Document Period End Date	Jun. 29, 2020
Entity Registrant Name	DELPHI TECHNOLOGIES PLC
Entity Incorporation State Country Code	Y9
Entity File Number	001-38110
Entity Tax Identification Number	98-1367514
Entity Address, Address Line One	One Angel Court
Entity Address, Address Line Two	10th Floor
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC2R 7HJ
Entity Address, Country	GB
City Area Code	011-44-020-305
Local Phone Number	74300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares. $0.01 par value per share
Trading Symbol	DLPH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This amendment is being filed to amend and restate the Current Report on Form 8-K filed by Delphi Technologies PLC (the “Company”) with the Securities and Exchange Commission on June 30, 2020 in order to reflect that a Settlement Agreement has been entered into with Michael J.P. Clarke in connection with his stepping down as Senior Vice President and Chief Human Resources Officer of the Company.